Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations

	Payments due by
Obligations	Total	2016	2017-2018	2019-2020	After 2020
	(millions)
7-year term loan facility expires 2018	$242	$23	$219	$—	$—
1-year term loan facility expires 2016	592	592	—	—	—
Interest on term loan	18	12	6	—	—
Revolving $800 million credit facility and commitment fees	472	2	470	—	—
Revolving $400 million credit facility commitment fees	1	1	—	—	—
4.125% senior notes due 2016	300	300	—	—	—
6.200% senior notes due 2017	394	—	394	—	—
7.000% senior notes due 2019	187	—	—	187	—
5.750% senior notes due 2021	500	—	—	—	500
4.625% senior notes due 2023	250	—	—	—	250
6.125% senior notes due 2043	275	—	—	—	275
Interest on senior notes	784	97	146	124	417
Total debt and related interest	4,015	1,027	1,235	311	1,442
Operating leases (i)	1,324	141	250	220	713
Pensions (ii)	273	97	88	88	—
Acquisition liabilities	224	70	150	4	—
Other contractual obligations (iii)	174	19	88	14	53
Total contractual obligations (iv) (v)	$6,010	$1,354	$1,811	$637	$2,208

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(i)	Presented gross of sublease income.

(ii)	Excludes any potential ‘funding level’ contributions given these are dependent on future funding level assessments.

(iii)
Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.

(iv)	The above excludes $22 million of liabilities for unrecognized tax benefits as the Company is unable to reasonably predict the timing of settlement of these liabilities

Future minimum rental commitments under all non-cancellable operating lease agreements

	Gross rental commitments	Rentals from subleases	Net rental commitments
		(millions)
2016	$141	$(19)	$122
2017	127	(19)	108
2018	123	(14)	109
2019	117	(12)	105
2020	103	(12)	91
Thereafter	713	(37)	676
Total	$1,324	$(113)	$1,211